Deferred Compensation- Narrative (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued unpaid compensation	$ 2,878,000	$ 1,545,288
Accrued Liabilities [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued unpaid compensation		$ 951,875